Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of contractual maturities of financial liabilities

Note 23. Financial Instruments - continued

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
Consolidated 2024%		$	$	$	$

Non - Derivative
Non-interest bearing
Trade and other payables	-	1,991,536	-	-	1,991,536

Interest bearing – fixed rate
Financial liability – host debt	-	-	-	-	-
Lease liability	3.5%	135,680	46,240	35,267	217,187
Total non - derivative		2,127,216	46,240	35,267	2,208,723

Derivative
Derivative liability	-	-	-	-	-
Total Derivative		-	-	-	-

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
Consolidated 2023%		$	$	$	$’000

Non - Derivative
Non-interest bearing
Trade and other payables	-	2,034,436	-	-	2,034,436

Interest bearing – fixed rate
Financial liability – host debt	9.3%	16,567,450	342,406	-	16,909,856
Lease liability	3.5%	127,361	28,214	28,214	183,789
Total non- derivative		18,729,247	370,620	28,214	19,128,081

Derivative
Derivative liability	-	-	-	-	-
Total Derivative		-	-	-	-